Property, Plant and equipment Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [member]
Capital expenditures [line items]
new machines and installations acquired and leased	€ 7,757	€ 10,747
computer and IT infrastructure	1,268	1,781
new building constructions	4,865	2,491	€ 12,762
New finance leases	4,062
Increase through leased motor vehicles	1,119	792	1,596
Net loss on disposal of PPE	165	(83)	25
Total accumulated depreciation finance leases machinery property, plant and equipment	1,045	1,745	1,864
Land and buildings pledges as security	26,270	27,319	28,526
Other fixed assets pledges - carrying value	2,884	3,533	13,340
Transfers from assets under construction to PP&E	4,031
Gross-up net amount PPA ACTECH	2,050
Excercising purchase option	362
IFRS 16 Implementation	1,510
Green Machine Project	1,870
Buidlings Germany	1,464
Decrease of depreciation charges 2019	1,147
Depreciation charge 2020	478
Depreciation charge 2021	276
Includes modification right of use assets	(554)
Investments related to leased vehicles	1,118	792
Machinery [member]
Capital expenditures [line items]
new machines and installations acquired and leased			11,947
Leased assets [member]
Capital expenditures [line items]
new machines and installations acquired and leased			1,444
Finance leases - total, net	€ 3,048	€ 4,608	€ 6,613